SHAREHOLDERS' EQUITY - Nature and purpose of reserves (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reserves balances
Balance at beginning of the year	₽ 77,565	₽ 124,205	₽ 143,948
Net other comprehensive income/ (loss) for the year	8,431	7,799	(2,824)
Balance at end of the year	36,394	77,565	124,205
Foreign currency translation reserve
Reserves balances
Balance at beginning of the year	(1,971)	(9,697)	(6,418)
Other comprehensive (loss) / income for the year	721	7,726	(2,620)
Amounts reclassified to profit for the year	7,947
Amounts reclassified to additional paid in capital			(659)
Net other comprehensive income/ (loss) for the year	8,668	7,726	(3,279)
Balance at end of the year	6,697	(1,971)	(9,697)
Cash flow hedging reserve
Reserves balances
Balance at beginning of the year	237	340	(155)
Other comprehensive (loss) / income for the year	(3,867)	4,202	(3,140)
Less: tax benefit (expense)	773	(840)	628
Amounts reclassified to profit for the year	3,571	(4,331)	3,748
Less: tax (expense) benefit	(714)	866	(741)
Net other comprehensive income/ (loss) for the year	(237)	(103)	495
Balance at end of the year		237	340
Remeasurements of the net defined benefit liability
Reserves balances
Balance at beginning of the year	670	503	543
Other comprehensive (loss) / income for the year		167	(40)
Net other comprehensive income/ (loss) for the year		167	(40)
Balance at end of the year	₽ 670	₽ 670	₽ 503